Summary of Significant Accounting Policies (Details) - Schedule of calculation of basic and diluted net income per common share - Stable Road Acquisition Corp [Member] - USD ($)	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Numerator: Net Income allocable to Redeemable Class A Common Stock
Interest Income	$ 4,311	$ 355,824	$ 23,357	$ 1,025,613	$ 346,011	$ 1,134,391
Less: Income and Franchise Tax available to be withdrawn from the Trust Account	(4,311)	(355,824)	(23,357)	(1,025,613)
Redeemable Net Income
Net Income/Basic and Diluted Redeemable Class A Common Stock (in Dollars per share)	$ 0.00	$ 0.02	$ 0.00	$ 0.04
Redeemable Class A Common Stock, Basic and Diluted (in Shares)	17,240,709	17,250,000	17,245,329	17,250,000
Numerator: Net Income minus Net Income – Basic
Net Income	$ (2,884,835)	$ 1,222,072	$ 2,881,651	$ 2,431,243
Less: Redeemable Net Income – Basic (in Shares)
Non-Redeemable Net Loss	$ (2,884,835)	$ 1,222,072	$ 2,881,651	$ 2,431,243
Net income, Basic Non-Redeemable Class A and B Common Stock (in Dollars per share)	$ (0.59)	$ 0.19	$ 0.59	$ 0.35
Non-Redeemable Class A and B Common Stock, Basic (in Shares)	4,857,500	4,857,500	4,857,500	4,857,500
Numerator: Net Income minus Net Earnings – Diluted
Non-Redeemable Net Income – Basic	$ (2,884,835)	$ 1,222,072	$ 2,881,651	$ 2,431,243
Less: Change in Fair Value of Derivative Liability (in Shares)	(1,904,150)	(1,185,700)	(10,623,913)	(2,135,400)
Non-Redeemable Net Loss – Diluted	$ (4,788,985)	$ 36,372	$ (7,742,262)	$ 295,843
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class A and B Common Stock, Diluted (in Shares)	5,005,558	4,857,500	7,105,104	4,857,500
Net loss, Diluted Non-Redeemable Class A and B Common Stock (in Dollars per share)	$ (0.96)	$ 0.19	$ (1.09)	$ 0.35